Shareholders' Equity (Details) - Schedule of Unit Redemption (Redemptions [Member])	1 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011
Redemptions [Member]
Shareholders' Equity (Details) - Schedule of Unit Redemption [Line Items]
Requested unit redemptions (in Shares)	13,003,443	12,709,508	12,560,001	12,885,635	11,332,625	5,644,778	1,303,574	1,137,969
Units redeemed	363,755	364,299	441,458	455,093	727,980	732,160	728,883	728,135
Redemption requests not redeemed (in Shares)	12,639,688	12,345,209	12,118,543	12,430,542	10,604,645	4,912,618	574,691	409,834